POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - FAIR VALUE OF PLAN ASETS (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Pension Plans, Defined Benefit [Member]
Fair value of plan assets	$ 8,561	[1]	$ 7,974	[1]	$ 7,962	[1]
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets	75		64
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets	8,354		7,839
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3
Fair value of plan assets	132		71
Pension Plans, Defined Benefit [Member] | Cash and Cash Equivalents
Fair value of plan assets	71		60
Pension Plans, Defined Benefit [Member] | Cash and Cash Equivalents | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets	71		60
Pension Plans, Defined Benefit [Member] | Cash and Cash Equivalents | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets	0		0
Pension Plans, Defined Benefit [Member] | Cash and Cash Equivalents | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Pension Plans, Defined Benefit [Member] | Common Collective Trust Fund - Equity
Fair value of plan assets	3,993		3,727
Pension Plans, Defined Benefit [Member] | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets	0		0
Pension Plans, Defined Benefit [Member] | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets	3,993		3,727
Pension Plans, Defined Benefit [Member] | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Pension Plans, Defined Benefit [Member] | Common Collective Trust Fund - Fixed Income
Fair value of plan assets	4,361		4,112
Pension Plans, Defined Benefit [Member] | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets	0		0
Pension Plans, Defined Benefit [Member] | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets	4,361		4,112
Pension Plans, Defined Benefit [Member] | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Pension Plans, Defined Benefit [Member] | Other Assets
Fair value of plan assets	136		75
Pension Plans, Defined Benefit [Member] | Other Assets | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets	4		4
Pension Plans, Defined Benefit [Member] | Other Assets | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets	0		0
Pension Plans, Defined Benefit [Member] | Other Assets | Fair Value, Inputs, Level 3
Fair value of plan assets	132		71
Other Retiree Benefits
Fair value of plan assets	3,553	[2]	2,713	[2]	2,975	[2]
Other Retiree Benefits | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets	56		16
Other Retiree Benefits | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets	3,486		2,695
Other Retiree Benefits | Fair Value, Inputs, Level 3
Fair value of plan assets	11		2
Other Retiree Benefits | Cash and Cash Equivalents
Fair value of plan assets	56		16
Other Retiree Benefits | Cash and Cash Equivalents | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets	56		16
Other Retiree Benefits | Cash and Cash Equivalents | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets	0		0
Other Retiree Benefits | Cash and Cash Equivalents | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Other Retiree Benefits | Company Stock
Fair value of plan assets	3,270		2,418
Other Retiree Benefits | Company Stock | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets	0		0
Other Retiree Benefits | Company Stock | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets	3,270		2,418
Other Retiree Benefits | Company Stock | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Other Retiree Benefits | Common Collective Trust Fund - Equity
Fair value of plan assets	16		30
Other Retiree Benefits | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets	0		0
Other Retiree Benefits | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets	16		30
Other Retiree Benefits | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Other Retiree Benefits | Common Collective Trust Fund - Fixed Income
Fair value of plan assets	200		247
Other Retiree Benefits | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets	0		0
Other Retiree Benefits | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets	200		247
Other Retiree Benefits | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Other Retiree Benefits | Other Assets
Fair value of plan assets	11		2
Other Retiree Benefits | Other Assets | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets	0		0
Other Retiree Benefits | Other Assets | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets	0		0
Other Retiree Benefits | Other Assets | Fair Value, Inputs, Level 3
Fair value of plan assets	$ 11		$ 2

[1]	Primarily non-U.S.-based defined benefit retirement plans.
[2]	Primarily U.S.-based other postretirement benefit plans.